Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares		Dec. 31, 2020 USD ($) $ / shares		Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between executive “compensation actually paid” (CAP) and financial performance of the Company for each of the last three completed fiscal years. In determining CAP to the named executive officers, the Company is required to make various adjustments to the amounts that have been previously reported in the Summary Compensation Tables for the fiscal years presented, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. For more detailed information concerning the Company’s pay-for-performance philosophy and how its executive compensation program is designed to further this concept, please see “Executive Compensation and Related Information—Compensation Discussion and Analysis” in this Proxy Statement.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	TSR ($) (5)	Computer Services Peer Group TSR ($) (6)	Banks Peer Group TSR ($) (6)	Net Income (thousands) ($)	Diluted Earnings per Share ($) (7)	Return on Average Equity (%) (7)
2022	2,277,000	2,527,105	814,457	899,294	87	124	107	34,904	2.53	16.53
2021	2,360,535	2,080,487	739,998	718,105	73	152	125	28,604	2.00	11.29
2020	3,414,093	1,428,697	783,715	512,222	69	134	87	25,176	1.73	10.23
(1)	Mr. Brunngraber served as the Company’s PEO for each of the fiscal years presented. The dollar amounts reported are the amounts of total compensation reported for Mr. Brunngraber for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)	The dollar amounts reported represent the amount of compensation actually paid (CAP) to Mr. Brunngraber as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Brunngraber during the reported year. A reconciliation of Mr. Brunngraber’s total compensation as reported in the Summary Compensation Table to the CAP is shown in the table below.
(3)	The dollar amounts reported are the average of the amounts of total compensation reported for the named executive officers as a group, excluding Mr. Brunngraber, for each corresponding year in the “Total” column of the Summary Compensation Table as follows: (i) for 2022, this group includes Mr. Resch, Mr. Normile, Mr. Cavellier, and Mr. Erdbruegger; (ii) for 2021, this group includes Mr. Resch, Mr. Normile, Mr. Cavellier, Mr. Erdbruegger, and P. Stephen Appelbaum; (iii) for 2020, this group includes Mr. Cavellier, Mr. Erdbruegger, Mr. Appelbaum, Mark Campbell, and Gary Langfitt. Mr. Normile was appointed as CFO effective March 2021 upon the retirement of Mr. Appelbaum from this position. Mr. Appelbaum continued to receive compensation from the Company as Executive Vice President until his retirement from the Company in August 2021.
(4)	The dollar amounts reported represent the average of the amounts of CAP paid to the named executive officers as a group, excluding Mr. Brunngraber, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the average of the actual amounts of compensation earned by or paid to these named executive officers during the reported year.
(5)	The values disclosed in this Total Shareholder Return (TSR) column represent the measurement period value of an investment of $100 in Cass stock as of December 31, 2019 and then valued again on each of December 31, 2020, December 31, 2021, and December 31, 2022.
(6)	Given the Company’s unique operating structure with operations in banking, fintech, and business services, the Company has historically elected to compare its cumulative TSR to the cumulative TSR of both the Nasdaq US Benchmark Computer Services TR Index and the NASDAQ Banks Index.
(7)	Diluted Earnings per Share and Return on Average Equity are equally weighted and selected as the most important performance measurements for the current year other than net income which is also presented in the table. The Company uses net income for purposes of evaluating Company performance as it relates to payouts under the profit-sharing bonus program. The Company uses ROE and diluted EPS, weighted equally, in evaluating the achievement of performance goals for purposes of LTIC payouts.

Company Selected Measure Name		Diluted Earnings per Share and Return on Average Equity
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Brunngraber served as the Company’s PEO for each of the fiscal years presented. The dollar amounts reported are the amounts of total compensation reported for Mr. Brunngraber for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)	The dollar amounts reported represent the amount of compensation actually paid (CAP) to Mr. Brunngraber as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Brunngraber during the reported year. A reconciliation of Mr. Brunngraber’s total compensation as reported in the Summary Compensation Table to the CAP is shown in the table below.
(3)	The dollar amounts reported are the average of the amounts of total compensation reported for the named executive officers as a group, excluding Mr. Brunngraber, for each corresponding year in the “Total” column of the Summary Compensation Table as follows: (i) for 2022, this group includes Mr. Resch, Mr. Normile, Mr. Cavellier, and Mr. Erdbruegger; (ii) for 2021, this group includes Mr. Resch, Mr. Normile, Mr. Cavellier, Mr. Erdbruegger, and P. Stephen Appelbaum; (iii) for 2020, this group includes Mr. Cavellier, Mr. Erdbruegger, Mr. Appelbaum, Mark Campbell, and Gary Langfitt. Mr. Normile was appointed as CFO effective March 2021 upon the retirement of Mr. Appelbaum from this position. Mr. Appelbaum continued to receive compensation from the Company as Executive Vice President until his retirement from the Company in August 2021.
(4)	The dollar amounts reported represent the average of the amounts of CAP paid to the named executive officers as a group, excluding Mr. Brunngraber, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the average of the actual amounts of compensation earned by or paid to these named executive officers during the reported year.

Peer Group Issuers, Footnote [Text Block]		The values disclosed in this Total Shareholder Return (TSR) column represent the measurement period value of an investment of $100 in Cass stock as of December 31, 2019 and then valued again on each of December 31, 2020, December 31, 2021, and December 31, 2022.
PEO Total Compensation Amount	[1]	$ 2,277,000	$ 2,360,535		$ 3,414,093
PEO Actually Paid Compensation Amount	[2]	$ 2,527,105	2,080,487		1,428,697
Adjustment To PEO Compensation, Footnote [Text Block]
Year	Reported Summary Compensation Table Total for PEO (a)	Add: Change in Value of Stock Awards during Fiscal Year (b)	Deduct: Reported Change in Pension Value (c)	Add: Pension Service Cost (d)	Compensation Actually Paid
2022	2,277,000	250,105	—	—	2,527,105
2021	2,360,535	(14,683)	(277,533)	12,168	2,080,487
2020	3,414,093	(465,271)	(1,564,221)	44,096	1,428,697
(a)	The reported Summary Compensation Table total compensation includes dividends paid on time-based restricted stock awards.
(b)	The “Change in Value of Stock Awards during Fiscal Year” for each applicable year include the addition (or subtraction of, as applicable) of the following: (i) the change in year-end fair value and grant date value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iii) for equity awards that were granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of equity awards; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year. Adjustments made with respect to performance-based awards that vested or failed to vest in an applicable fiscal year were based on the achievement of performance goals during the applicable three-year performance period of 52.9%, 94.4%, and 117.3% in 2022, 2021, and 2020, respectively, as more fully discussed in the Executive Compensation and Related Information – Compensation Discussion and Analysis section of this Proxy Statement. The fair value information for all unvested equity awards is based on the target vesting percentage for performance-based stock awards. The amounts deducted or added in calculating the “Change in Value of Stock Awards during Fiscal Year” are as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Awards Granted in Prior Years that Vested in the Year that Failed to Meet Conditions	Total Equity Award Adjustments
2022	160,611	260,858	13,527	(184,891)	250,105
2021	(33,330)	13,512	26,694	(21,559)	(14,683)
2020	(251,732)	(241,721)	(55,603)	83,785	(465,271)
(c)	Represents the aggregate change in actuarial present value of accumulated benefits under the Company’s defined benefit pension plan and SERP, where applicable, as reported in the Summary Compensation Table. The change in pension value for Mr. Brunngraber was a decrease of $1,886,111 for 2022.
(d)	Represents the service cost for the SERP and qualified pension plan for Mr. Brunngraber. For 2022, there was no service cost for the SERP and qualified pension plan as the benefits were frozen in February 2021.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 814,457	739,998		783,715
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 899,294	718,105		512,222
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Reported Summary Compensation Table Total for Non-PEO NEOs (a)	Add: Change in Value of Stock Awards during Fiscal Year (b)	Deduct: Reported Change in Pension Value (c)	Add: Pension Service Cost (d)	Compensation Actually Paid
2022	814,457	84,837	—	—	899,294
2021	739,998	(3,207)	—	—	718,105
2020	783,715	(105,790)	(215,306)	49,603	512,222
(a)	The reported Summary Compensation Table total compensation includes dividends paid on time-based restricted stock awards.
(b)	The “Change in Value of Stock Awards during Fiscal Year” for each applicable year include the addition (or subtraction of, as applicable) of the following: (i) the change in year-end fair value and grant date value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; and (iii) for equity awards that were granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of equity awards; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year. Adjustments made with respect to performance-based awards that vested or failed to vest in an applicable fiscal year were based on the achievement of performance goals during the applicable three-year performance period of 52.9%, 94.4%, and 117.3% in 2022, 2021, and 2020, respectively, as more fully discussed in the Executive Compensation and Related Information – Compensation Discussion and Analysis section of this Proxy Statement. The fair value information for all unvested equity awards is based on the target vesting percentage for performance-based stock awards. The amounts deducted or added in calculating the “Change in Value of Stock Awards during Fiscal Year” are as follows:
Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Awards Granted in Prior Years that Vested in the Year that Failed to Meet Conditions	Total Equity Award Adjustments
2022	44,922	59,405	1,539	(21,029)	84,837
2021	(6,041)	2,169	3,458	(2,793)	(3,207)
2020	(55,647)	(54,099)	(7,799)	11,755	(105,790)
(c)	For 2020, the amount reported represents the aggregate change in actuarial present value of accumulated benefits under the Company’s defined benefit pension plan and SERP, where applicable, as reported in the Summary Compensation Table for Mr. Applebaum, Mr. Campbell, and Mr. Langfitt. There are no changes in pension value included in the reported averages for the remaining non-PEO named executive officers in the reported fiscal years, as the Company’s pension plan and SERP were frozen prior to their dates of hire.
(d)	For 2020, the amount reported repreesents the service cost for the SERP and qualified pension plan for Mr. Appelbaum, Mr. Campbell, and Mr. Langfitt. For 2021 and 2022, there was no service cost for the SERP and qualified pension plan for the remaining non-PEO named executive officers in the reported benefits as the benefits were frozen in February 2021.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]

The Company’s annual profit-sharing bonus program is funded and paid semi-annually based on a target of 22.5% of the Company’s net income after taxes. As such, all cash bonuses paid by the Company are available only when, and to the extent that, the Company is profitable overall. Furthermore, 60% of the Company’s LTIC awards consist of performance-based restricted stock that vests three years from the date of grant with the amounts earned, if any, based on the Company’s achievement of EPS and ROE performance targets for the prospective three-year performance period. No performance-based awards are earned if threshold performance targets are not met.

Tabular List [Table Text Block]

Financial Performance Measures and Analysis of CAP

As described in more detail in the “Compensation Discussion and Analysis” section of this Proxy Statement, the Company’s executive compensation program includes elements of performance-based compensation based on the profitability and growth of the Company. The Compensation Committee and the Board believe that these profitability metrics support the achievement of both short and long-term financial success and align the interests of executives with shareholders.

The most important financial performance measures used by the Company to link executive CAP to the Company’s named executive officers to the Company’s performance are as follows:

●	Net income (NIAT)
●	Return on Average Equity
●	Diluted Earnings per Share

Total Shareholder Return Amount	[5]	$ 87	73		69
Peer Group Total Shareholder Return Amount	[6]	124	152		134
Net Income (Loss)		$ 34,904	$ 28,604		$ 25,176
Company Selected Measure Amount		100	100		100		100
PEO Name		Mr. Brunngraber
Banks Peer Group Total Shareholder Return Amount	[6]	$ 107	$ 125		$ 87
Diluted earnings per share | $ / shares	[7]	$ 2.53	$ 2		$ 1.73
Return on average equity percentage	[7]	16.53%	11.29%		10.23%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Net income (NIAT)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Return on Average Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Diluted Earnings per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[8]	$ 2,277,000	$ 2,360,535		$ 3,414,093
PEO Actually Paid Compensation Amount		2,527,105	2,080,487		1,428,697
PEO [Member] | Change in Value of Stock Awards during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		250,105	(14,683)	[9]	(465,271)	[9]
PEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]		12,168		44,096
PEO [Member] | Reported Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]		(277,533)		(1,564,221)
PEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		160,611	(33,330)		(251,732)
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		260,858	13,512		(241,721)
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,527	26,694		(55,603)
PEO [Member] | Awards Granted in Prior Years that Vested in the Year that Failed to Meet Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(184,891)	(21,559)		83,785
PEO [Member] | Change in Value of Stock Awards during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(14,683)		(465,271)
PEO [Member] | Change in Value of Stock Awards during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	250,105
PEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	[12]	814,457	739,998		783,715
Non-PEO NEO Average Compensation Actually Paid Amount		899,294	718,105		512,222
Non-PEO NEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]				49,603
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		44,922	(6,041)		(55,647)
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		59,405	2,169		(54,099)
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,539	3,458		(7,799)
Non-PEO NEO [Member] | Awards Granted in Prior Years that Vested in the Year that Failed to Meet Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(21,029)	(2,793)		11,755
Non-PEO NEO [Member] | Change in Value of Stock Awards during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[14]	84,837	(3,207)		(105,790)
Non-PEO NEO [Member] | Reported Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]				$ (215,306)

[1]	Mr. Brunngraber served as the Company’s PEO for each of the fiscal years presented. The dollar amounts reported are the amounts of total compensation reported for Mr. Brunngraber for each corresponding year in the “Total” column of the Summary Compensation Table.
[2]	The dollar amounts reported represent the amount of compensation actually paid (CAP) to Mr. Brunngraber as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Brunngraber during the reported year. A reconciliation of Mr. Brunngraber’s total compensation as reported in the Summary Compensation Table to the CAP is shown in the table below.
[3]	The dollar amounts reported are the average of the amounts of total compensation reported for the named executive officers as a group, excluding Mr. Brunngraber, for each corresponding year in the “Total” column of the Summary Compensation Table as follows: (i) for 2022, this group includes Mr. Resch, Mr. Normile, Mr. Cavellier, and Mr. Erdbruegger; (ii) for 2021, this group includes Mr. Resch, Mr. Normile, Mr. Cavellier, Mr. Erdbruegger, and P. Stephen Appelbaum; (iii) for 2020, this group includes Mr. Cavellier, Mr. Erdbruegger, Mr. Appelbaum, Mark Campbell, and Gary Langfitt. Mr. Normile was appointed as CFO effective March 2021 upon the retirement of Mr. Appelbaum from this position. Mr. Appelbaum continued to receive compensation from the Company as Executive Vice President until his retirement from the Company in August 2021.
[4]	The dollar amounts reported represent the average of the amounts of CAP paid to the named executive officers as a group, excluding Mr. Brunngraber, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the average of the actual amounts of compensation earned by or paid to these named executive officers during the reported year.
[5]	The values disclosed in this Total Shareholder Return (TSR) column represent the measurement period value of an investment of $100 in Cass stock as of December 31, 2019 and then valued again on each of December 31, 2020, December 31, 2021, and December 31, 2022.
[6]	Given the Company’s unique operating structure with operations in banking, fintech, and business services, the Company has historically elected to compare its cumulative TSR to the cumulative TSR of both the Nasdaq US Benchmark Computer Services TR Index and the NASDAQ Banks Index.
[7]
(7)	Diluted Earnings per Share and Return on Average Equity are equally weighted and selected as the most important performance measurements for the current year other than net income which is also presented in the table. The Company uses net income for purposes of evaluating Company performance as it relates to payouts under the profit-sharing bonus program. The Company uses ROE and diluted EPS, weighted equally, in evaluating the achievement of performance goals for purposes of LTIC payouts.

[8]	The reported Summary Compensation Table total compensation includes dividends paid on time-based restricted stock awards.
[9]	The “Change in Value of Stock Awards during Fiscal Year” for each applicable year include the addition (or subtraction of, as applicable) of the following: (i) the change in year-end fair value and grant date value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iii) for equity awards that were granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of equity awards; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year. Adjustments made with respect to performance-based awards that vested or failed to vest in an applicable fiscal year were based on the achievement of performance goals during the applicable three-year performance period of 52.9%, 94.4%, and 117.3% in 2022, 2021, and 2020, respectively, as more fully discussed in the Executive Compensation and Related Information – Compensation Discussion and Analysis section of this Proxy Statement. The fair value information for all unvested equity awards is based on the target vesting percentage for performance-based stock awards. The amounts deducted or added in calculating the “Change in Value of Stock Awards during Fiscal Year” are as follows:
Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Awards Granted in Prior Years that Vested in the Year that Failed to Meet Conditions	Total Equity Award Adjustments
2022	160,611	260,858	13,527	(184,891)	250,105
2021	(33,330)	13,512	26,694	(21,559)	(14,683)
2020	(251,732)	(241,721)	(55,603)	83,785	(465,271)

[10]	Represents the service cost for the SERP and qualified pension plan for Mr. Brunngraber. For 2022, there was no service cost for the SERP and qualified pension plan as the benefits were frozen in February 2021.
[11]	Represents the aggregate change in actuarial present value of accumulated benefits under the Company’s defined benefit pension plan and SERP, where applicable, as reported in the Summary Compensation Table. The change in pension value for Mr. Brunngraber was a decrease of $1,886,111 for 2022.
[12]	The reported Summary Compensation Table total compensation includes dividends paid on time-based restricted stock awards.
[13]	For 2020, the amount reported repreesents the service cost for the SERP and qualified pension plan for Mr. Appelbaum, Mr. Campbell, and Mr. Langfitt. For 2021 and 2022, there was no service cost for the SERP and qualified pension plan for the remaining non-PEO named executive officers in the reported benefits as the benefits were frozen in February 2021.
[14]	The “Change in Value of Stock Awards during Fiscal Year” for each applicable year include the addition (or subtraction of, as applicable) of the following: (i) the change in year-end fair value and grant date value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; and (iii) for equity awards that were granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of equity awards; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year. Adjustments made with respect to performance-based awards that vested or failed to vest in an applicable fiscal year were based on the achievement of performance goals during the applicable three-year performance period of 52.9%, 94.4%, and 117.3% in 2022, 2021, and 2020, respectively, as more fully discussed in the Executive Compensation and Related Information – Compensation Discussion and Analysis section of this Proxy Statement. The fair value information for all unvested equity awards is based on the target vesting percentage for performance-based stock awards. The amounts deducted or added in calculating the “Change in Value of Stock Awards during Fiscal Year” are as follows:
Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Awards Granted in Prior Years that Vested in the Year that Failed to Meet Conditions	Total Equity Award Adjustments
2022	44,922	59,405	1,539	(21,029)	84,837
2021	(6,041)	2,169	3,458	(2,793)	(3,207)
2020	(55,647)	(54,099)	(7,799)	11,755	(105,790)

[15]	For 2020, the amount reported represents the aggregate change in actuarial present value of accumulated benefits under the Company’s defined benefit pension plan and SERP, where applicable, as reported in the Summary Compensation Table for Mr. Applebaum, Mr. Campbell, and Mr. Langfitt. There are no changes in pension value included in the reported averages for the remaining non-PEO named executive officers in the reported fiscal years, as the Company’s pension plan and SERP were frozen prior to their dates of hire.